                                                 -------------------------------
                                                          OMB APPROVAL
                      UNITED STATES              -------------------------------
            SECURITIES AND EXCHANGE COMMISSION    OMB Number:         3235-0006
                  Washington, D.C. 20549          Expires:    February 28, 1997
                                                  Estimated average burden
                                                  Hours per response......24.60
                        FORM 13F                 -------------------------------
                                                 -------------------------------
                                                         SEC USE ONLY
                                                 -------------------------------

                                                 -------------------------------

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2001
                                                       -----------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

   Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

   Hemenway & Barnes     60 State Street      Boston,      MA         02109
--------------------------------------------------------------------------------
Business Address         (Street)             (City)       (State)    (Zip)

   (617)227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


_______________________________   ATTENTION   __________________________________

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

________________________________________________________________________________

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of February, 2002.
   --------------

                                Lawrence T. Perera
                                ------------------------------------------------
                                (Name of Institutional Investment Manager)


                                ------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.:     Name:                             13F File No.:
 1.   Lawrence Coolidge                28-252            6.    Michael J. Puzo (25)*       28-06165
-----------------------------------   ---------------   -------------------------------   ----------------
 2.   John M. Cornish                  28-5362           7.    Welch & Forbes, Inc.        28-262
-----------------------------------   ---------------   -------------------------------   ----------------
 3.   Fiduciary Trust Co.              28-471            8.
-----------------------------------   ---------------   -------------------------------   ----------------
 4.   Marion Fremont-Smith             28-2724           9.
-----------------------------------   ---------------   -------------------------------   ----------------
 5.   Roy A. Hammer                    28-5798           10.
-----------------------------------   ---------------   -------------------------------   ----------------
* Refers to manager number on attached detail in Item 7.

AS OF: DECEMBER 31, 2001     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:             ITEM 2:           ITEM 3:            ITEM 4:         ITEM 5:        ITEM 6:      ITEM 7:         ITEM 8:
 NAME OF ISSUER     TITLE OF CLASS     CUSIP NUMBER    FAIR MARKET VALUE    SHARES OR      INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                                         PRINCIPAL AMOUNT  DISCRETION               (A)   (B)   (C)
                                                                                           (A) (B) (C)              SOLE SHARED NONE
ABBOTT LABS          COMMON STOCK       002824100           1521975                27300            xx                    27300

AMERICAN HOME        COMMON STOCK       026609107            650416                10600            xx                    10600
PRODUCTS

AMERICAN             COMMON STOCK       026874107            991785                12491            xx                    12491
INTERNATIONAL
GROUP INC

AMGEN INC            COMMON STOCK       031162100            843439                14944            xx                    11744
                                                                                                    xx   25                3200
ANALOG DEVICES,      COMMON STOCK       032654105            610363                13750            xx                    12050
INC.                                                                                                xx   25                1700

AUTOMATIC DATA       COMMON STOCK       053015103           1822955                30950            xx                    25950
PROCESSING                                                                                          xx   25                5000

AVERY DENNISON       COMMON STOCK       053611109            628896                11125            xx                     9125
CORP
                                                                                                    xx   25                2000
BP PLC ADR           COMMON STOCK       055622104           1724404                37076            xx                    31404
                                                                                                    xx   25                5672
BELLSOUTH CORP.      COMMON STOCK       079860102            293679                 7698            xx                     7698

BERKSHIRE            CLASS B            084670207            845875                  335            xx                      230
HATHAWAY INC
                                                                                                    xx   25                 105
BRISTOL-MYERS        COMMON STOCK       110122108           2044335                40085            xx                    32385
SQUIBB CO
                                                                                                    xx   25                7700
CIGNA CORP           COMMON STOCK       125509109            259420                 2800            xx                     2800

CATERPILLAR INC.     COMMON STOCK       149123101            449350                 8600            xx                     8600

CHEVRONTEXACO        COMMON STOCK       166764100            496081                 5536            xx                     5536
CORP

CHUBB                COMMON STOCK       171232101            310500                 4500            xx                     4500
CORPORATION

                                                                         PAGE: 2
AS OF: DECEMBER 31, 2001     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                      ITEM 2:         ITEM 3:     ITEM 4:      ITEM 5:        ITEM 6:       ITEM 7:         ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR      INVESTMENT     MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE      PRINCIPAL      DISCRETION                 (A)    (B)   (C)
                                                                          AMOUNT        (A) (B) (C)               SOLE  SHARED  NONE
CISCO SYS INC                 COMMON STOCK      17275R102     206056       11378                 xx                       9578
                                                                                                 xx    25                 1800

CITIGROUP INC                 COMMON STOCK      172967101     429080        8500                 xx                       8500

COCA COLA CO                  COMMON STOCK      191216100     468388        9934                 xx                       9934

COLGATE PALMOLIVE CO.         COMMON STOCK      194162103     334950        5800                 xx                       5800

WALT DISNEY COMPANY           COMMON STOCK      254687106     205128        9900                 xx                       5700
                                                                                                 xx    25                 4200

E I DU PONT DE NEMOURS & CO   COMMON STOCK      263534109    1245118       29290                 xx                      29290

EMC CORP                      COMMON STOCK      268648102     581952       43300                 xx                      34400
                                                                                                 xx    25                 8900

EMERSON ELECTRIC CO           COMMON STOCK      291011104    1180543       20675                 xx                      16675
                                                                                                 xx    25                 4000

EXXON MOBIL CORP              COMMON STOCK      30231G102    4960603      126224                 xx                      11774
                                                                                                 xx    25                 8480

GENERAL ELECTRIC CO           COMMON STOCK      369604103    5433846      135575                 xx                     122075
                                                                                                 xx    25                13500

GENERAL MILLS INC.            COMMON STOCK      370334104     395276        7600                 xx                       7600

GILLETTE COMPANY              COMMON STOCK      375766102     237407        7108                 xx                       7108

HELMERICH & PAYNE INC.        COMMON STOCK      423452101     206956        6200                 xx                       6200

HEWLETT- PACKARD CO           COMMON STOCK      428236103     497068       24200                 xx                      18200
                                                                                                 xx    25                 6000

IGEN INTERNATIONAL INC.       COMMON STOCK      449536101     259648        6475                 xx                       5475
                                                                                                 xx    25                 1000

AS OF: DECEMBER 31, 2001     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:             ITEM 2:           ITEM 3:            ITEM 4:         ITEM 5:        ITEM 6:      ITEM 7:         ITEM 8:
 NAME OF ISSUER     TITLE OF CLASS     CUSIP NUMBER    FAIR MARKET VALUE    SHARES OR      INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                                         PRINCIPAL AMOUNT  DISCRETION               (A)   (B)   (C)
                                                                                           (A) (B) (C)              SOLE SHARED NONE
INTEL                COMMON STOCK       458140100           2664224                84713            xx                    73913
CORPORATION                                                                                         xx   25               10800

INTL BUSINESS        COMMON STOCK       459200101           1320883                10920            xx                    10920
MACHINES

JEFFERSON-PILOT      COMMON STOCK       475070108           1491375                32232            xx                    32232
CORP

JOHNSON &            COMMON STOCK       478160104           2883607                48792            xx                    40792
JOHNSON                                                                                             xx   25                8000

KOPIN CORP           COMMON STOCK       500600101            599900                42850            xx                    34050
                                                                                                    xx   25                8800
ELI LILLY & CO       COMMON STOCK       532457108            569415                 7250            xx                     7250

MARSH &              COMMON STOCK       571748102            300860                 2800            xx   25                2800
MCLENNAN INC

MAY DEPT. STORES     COMMON STOCK       577778103            227205                 6144            xx                     1920
                                                                                                    xx   25                4224
MCDONALD'S CORP.     COMMON STOCK       580135101            245271                 9266            xx                     9266

MERCK & CO INC       COMMON STOCK       589331107           3386998                57602            xx                    48402
                                                                                                    xx   25                9200
MICROSOFT CORP       COMMON STOCK       594918104           1256431                18965            xx                    18965

MINNESOTA MINING     COMMON STOCK       604059105           1396415                11813            xx                    11313
& MFG CO.                                                                                           xx   25                 500

NEW YORK TIMES       CL A               650111107          13420821               310308            xx                   310308
CO.

PEPSICO INC.         COMMON STOCK       713448108           1220464                25066            xx                     9566
                                                                                                    xx   25               15500
PERKINELMER INC.     COMMON STOCK       714046109            220206                 6288            xx                     6288

PFIZER INC           COMMON STOCK       717081103            687492                17252            xx                    17252

                                                                         PAGE: 4
AS OF: DECEMBER 31, 2001     FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:                     ITEM 2:           ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
  NAME OF ISSUER              TITLE OF CLASS        CUSIP      FAIR MARKET   SHARES OR    INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                   NUMBER         VALUE      PRINCIPAL    DISCRETION               (A)   (B)    (C)
                                                                               AMOUNT     (A) (B) (C)             SOLE  SHARED  NONE
PROCTER & GAMBLE CO           COMMON STOCK        742718109      1970574        24903              xx                   24903

ROYAL DUTCH PETROLEUM CO      NY REG SHS PAR N    780257804       284316         5800              xx                    5800
                              GLDR 1.25

SBC COMMUNICA-TIONS INC       COMMON STOCK        78387G103       230124         5875              xx                    5875

SARA LEE CORP                 COMMON STOCK        803111103       206739         9300              xx                    2800
                                                                                                   xx     25             6500

SCHLUMBERGER LTD              COMMON STOCK        806857108       254638         4634              xx                    3634
                                                                                                   xx     25             1000

SEPRACOR INC                  COMMON STOCK        817315104       547205         9590              xx                    5590
                                                                                                   xx     25             4000

STATE STREET CORP             COMMON STOCK        857477103       947293        18130              xx                   18130

SYSCO CORP                    COMMON STOCK        871829107       555864        21200              xx                   21200

UNION PACIFIC CORP            COMMON STOCK        907818108       267900         4700              xx                    2700
                                                                                                   xx     25             2000

UNITED TECHNOLOGIES           COMMON STOCK        913017109       430824         6666              xx                    6666

VERIZON COMMUNICATIONS INC.   COMMON STOCK        92343V104       223584         4711              xx                    4711

WELLS FARGO & CO (NEW)        COMMON STOCK        949746101       216524         4981              xx                    4981

ZIONS BANCORP                 COMMON STOCK        989701107       262900         5000              xx                    5000

TOTAL:                                                          68425544